Shareholder Report, Holdings (Details) - Kingsbarn Dividend Opportunity ETF [Member]	Apr. 30, 2026
Ready Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
Orchid Island Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
AGNC Investment Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
Ares Commercial Real Estate Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%
Prospect Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%
Arbor Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%
Invesco Mortgage Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.65%
New York Mortgage Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
OFS Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
Acres Commercial Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
Residential Mortgage Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.36%
Commercial Mortgage Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.32%
Business Development Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%